Annual Fund Operating Expenses - First Trust Flexible Income ETF	Aug. 09, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 10, 2027
First Trust Flexible Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%	[1]
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.65%

[1]	"Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect current fees.
[2]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.10% of average daily net assets through August 10, 2027. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after August 10, 2027.